Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill.
Goodwill

(6)Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2024 are as follows:

		Thousands of Euros
		Balance at	Business			Translation	Balance at
	Segment	31/12/2023	Combination	Disposals	Impairment	differences	31/12/2024
Net value
Grifols UK, Ltd. (UK)	Biopharma	7,907	—	—	—	380	8,287
Grifols Italia.S.p.A. (Italy)	Biopharma	6,118	—	—	—	—	6,118
Biomat USA, Inc. (USA)	Biopharma	868,674	—	(11,037)	—	54,756	912,393
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,846	—	—	—	(251)	9,595
Grifols Therapeutics, Inc. (USA)	Biopharma	2,011,030	—	—	—	127,952	2,138,982
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,628,995	—	—	—	165,805	2,794,800
Kiro Grifols, S.L. (Spain)	Others	24,376	—	—	(8,961)	—	15,415
Haema, AG. (Germany)	Biopharma	190,014	—	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma, Corp.) (USA)	Biopharma	155,370	—	—	—	9,885	165,255
Plasmavita Healthcare GmbH (Germany)	Biopharma	9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Others	79,615	—	—	—	5,066	84,681
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	152,841	—	—	—	(3,129)	149,712
GigaGen, Inc (USA)	Others	115,434	—	—	—	7,344	122,778
Haema Plasma Kft. (Hungary)	Biopharma	14,149	—	—	—	(982)	13,167
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.) (Canada)	Biopharma	10,503	—	—	—	(215)	10,288
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	303,624	—	—	—	—	303,624
Grifols Bio Supplies Inc (USA)	Bio Supplies	173,128	—	—	—	11,015	184,143
Biomat Holdings LLC (USA)	Others	—	233,421	—	—	9,880	243,301
		6,802,127	233,421	(11,037)	(8,961)	387,506	7,403,056
			(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2023 were as follows:

		Thousands of Euros
		Balance at	Business			Translation	Balance at
	Segment	31/12/2022	Combination	Disposals	Transfers	differences	31/12/2023
Net value
Grifols UK, Ltd. (UK)	Biopharma	7,747	—	—	—	160	7,907
Grifols Italia.S.p.A. (Italy)	Biopharma	6,118	—	—	—	—	6,118
Biomat USA, Inc. (USA)	Biopharma	899,948	—	—	—	(31,274)	868,674
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnóstico	9,859	—	—	—	(13)	9,846
Grifols Therapeutics, Inc. (USA)	Biopharma	2,083,432	—	—	—	(72,402)	2,011,030
Progenika Biopharma, S.A. (Spain)	Diagnóstico	40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnóstico	2,722,785	—	—	—	(93,790)	2,628,995
Kiro Grifols, S.L. (Spain)	Otros	24,376	—	—	—	—	24,376
Haema, AG. (Germany)	Biopharma	190,014	—	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma, Corp.) (USA)	Biopharma	160,964	—	—	—	(5,594)	155,370
Plasmavita Healthcare GmbH (Germany)	Biopharma	9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Otros	82,481	—	—	—	(2,866)	79,615
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	154,775	—	—	—	(1,934)	152,841
GigaGen, Inc (USA)	Otros	119,590	—	—	—	(4,156)	115,434
Haema Plasma Kft. (Hungary)	Biopharma	13,529	—	—	—	620	14,149
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.) (Canada)	Biopharma	2,802	7,858	—	—	(157)	10,503
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	303,624	—	—	—	—	303,624
Access Biologicals, LLC (USA)	Bio Supplies	179,362	—	—	(174,427)	(4,935)	—
Grifols Bio Supplies Inc (USA)	Bio Supplies	—	—	—	174,427	(1,299)	173,128
AlbaJuna Therapeutics, S.L (Spain)	Otros	—	1,794	(1,794)	—	—	—
		7,011,909	9,652	(1,794)	—	(217,640)	6,802,127
			(see Note 3)

Impairment testing:

CGUs correspond to the reporting segments except for the Others segment which corresponds to Kiro Grifols, Alkahest and GigaGen as separated CGUs.

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Biopharma segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Biopharma segment globally they cannot be allocated to individual CGUs. The Biopharma segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

As a result of the acquisition of Novartis’ Diagnostic business unit in 2014, the Group decided to combine Araclon, Progenika, Australia and Hologic’s share of NAT donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

In addition, due to the acquisition of the remaining 51% stake in Access Biologicals LLC in the year 2022, a new CGU for the Bio Supplies business was identified (note 3).

The CGUs established by Grifols management are:

●	Biopharma
●	Diagnostic
●	Bio Supplies
●	Kiro Grifols
●	GigaGen
●	Alkahest

The recoverable amount of the Biopharma CGU, Bio Supplies and Kiro Grifols CGU has been calculated based on its value in use calculated as the present value of the five-year future cash flows discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Diagnostic CGU has been calculated based on its fair value less costs to sell calculated as the present value of future cash flows approved by Management discounted at a discount rate considering the inherent risk. Due to the reorganization to boost the business units, a long-term strategic plan was approved in order to transform the Diagnostic business unit by investments which will lead to a beyond five-year growth. Consequently, management has estimated future cash flows for the period 2025 – 2034.

For the calculation of the recoverable amount, management has considered:

●	Gross margin based on historical performance and actual situation
●	Development prospects in the international market
●	Current investment
●	Investments which will imply a significant growth of the production capacity for those cases whose fair value has been considered

Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below. Perpetual growth rates are consistent with the forecasts included in industry reports.

The recoverable amount of the GigaGen CGU has been determined based on the fair value less costs to sell, calculated as the present value of the future cash flows mainly of a research and development project that have been approved by management, adjusted by the probability of success and discounted at a discount rate that includes their inherent risk. Cash flows have been estimated taking into consideration a useful life of 20 years from the product launch and their reduction as of the sixth year.

Alkahest’s goodwill was generated as a counterpart to the deferred tax liability corresponding to the intangible assets recognized as a result of the allocation of the excess purchase price over the acquired net assets.

The recoverable amount of Alkahest CGU has been determined based on the fair value less costs to sell, calculated as the present value of the future cash flows mainly of four research and development project that have been approved by management, adjusted by the probability of success and discounted at a discount rate that includes their inherent risk. Cash flows have been estimated taking into consideration a useful life of 20 years from the product launch.

The key assumptions used in calculating impairment testing of the CGUs for 2024 have been as follows:

	Perpetual growth rate	Pre-tax discount rate
Biopharma	2.1%	11.4%
Diagnostic	2.0%	10.6%
Bio Supplies	1.9%	10.6%
Kiro Grifols	1.6%	11.6%
GigaGen	N/A	17.9%
Alkahest	N/A	25.9% - 39.8%

Additionally, the following key assumptions have been used for the GigaGen and Alkahest CGU impairment testing in 2024:

	Sink rate	Success rate
GigaGen	5.0%	20.0%
Alkahest	N/A	12.0% - 17.0%

Likewise, for the impairment test of the Diagnostic CGU in 2024, the sales of Molecular Donor Screening (MDS), Blood Typing Solution (BTS) and those of the Clinical Diagnostic (CDx) have been considered as key assumptions based on the information regarding sales and EBITDA of the CGU detailed below:

	CAGR	CAGR	CAGR	CAGR
	sales	sales	EBITDA	EBITDA
	2024-2029	2029-2034	2024-2029	2029-2034
Diagnostic	5%	9%	10%	15%

The discount rate used reflects specific risks relating to the CGUs and the countries in which they operate. The main assumptions used for determining the discount rate are as follows:

●	Risk free rate: normalized government bonds at 20 years.
●	Market risk premium: premium based on market research.
●	Unlevered beta: average market beta.
●	Debt to equity ratio: average market ratio.

The key assumptions used in calculating impairment testing of the CGUs for 2023 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Biopharma	2.0%	11.3%
Diagnostic	2.0%	10.1%
Bio Supplies	2.0%	11.4%
Kiro Grifols	1.6%	12.0%
GigaGen	NA	19.8%
Alkahest	NA	25.9% - 39.8%

Additionally, the following key assumptions were used for the GigaGen and Alkahest CGU impairment testing in 2023:

	Sink rate	Success rate
GigaGen	5.0%	20.0%
Alkahest	NA	12.0% - 17.0%

Likewise, for the impairment test of the Diagnostic CGU in 2023, the sales of Molecular Donor Screeing (MDS), Blood Typing Solution (BTS) and those of the Clinical Diagnostic (CDx) were considered as key assumptions.

In 2024, an impairment loss on the goodwill of the Kiro Grifols CGU was recognized for an amount of Euros 8,961 thousand.

Additionally, in 2024, the Parent Company compared the results obtained in the impairment test of the Diagnostics CGU with a report prepared by an independent third party expert.

In 2024, and according to the current economic context, the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps
Alkahest	N/A	+/- 200 bps

Additionally, for the impairment test of the Diagnostic CGU for the year 2024, the following sensitivity scenarios to variations in sales of the MDS, BTS and CDx business lines have also been considered:

●	MDS sales sensitivity scenario: a lower sales projection than initially projected has been estimated by approximately 11% on average each year.
●	BTS sales sensitivity scenario: a lower sales projection than initially projected has been estimated by approximately 15% on average each year.
●	CDx sales sensitivity scenario: a projection has been estimated so that CDx sales from 2031 onwards represent on average approximately 80% of the initially estimated sales.
●	Aggregate sensitivity scenario to MDS, BTS and CDx sales: a scenario has been estimated as a result of the previous sensitivity scenarios.

In addition, the following reasonably possible change has been considered for the GigaGen CGU impairment testing for the year 2024:

Sink rate
GigaGen	+/- 100 bps

The reasonably possible changes in key assumptions considered by management in the calculation of the recoverable amount of the Biopharma and Bio Supplies CGU’s would not cause the carrying amount to exceed its recoverable amount.

The reasonably possible changes in key assumptions considered by management in the calculation of the different CGU recoverable amount would cause the carrying amount to exceed its recoverable amount as follows:

% Asset Value
Aggregate sensitivity scenario to MDS, BTS and CDx sales	-10%
Discount rate sensitivity GigaGen +200 bps	-7%
Discount rate sensitivity Alkahest +200 bps	-17%
Discount rate sensitivity Kiro +50 bps	-5%
Perpetual growth rate Kiro -50 bps	-4%

Detail of the assets by segment value is shown in Appendix II.

In 2023, the reasonably possible changes considered for the Diagnostic CGUs impairment testing were a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps

Additionally, for the impairment test of the Diagnostic CGU for the year 2023, the following sensitivity scenarios to variations in sales of the MDS, BTS and CDx business lines were also considered:

●	MDS sales sensitivity scenario: a lower sales projection than initially projected was estimated by approximately 9% on average each year.
●	BTS sales sensitivity scenario: a lower sales projection than initially projected was estimated by approximately 17% on average each year.
●	CDx sales sensitivity scenario: a projection was estimated so that CDx sales from 2030 onwards represent on average approximately 66% of the initially estimated sales.
●	Aggregate sensitivity scenario to MDS, BTS and CDx sales: a scenario was estimated as a result of the previous sensitivity scenarios, resulting in a 4% impairment on the carrying value of the assets.

In addition, the following reasonably possible change for the year 2023 was considered for the GigaGen CGU impairment testing:

Sink rate
GigaGen	+/- 100 bps